Transactions with Related Parties and Shareholders - Summary of Receivables from/ (Payables to) Non-consolidated Pool Subsidiaries (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Total Receivables	$ 4,315,002	$ 8,313,623
Total Payables	937,066
Non-consolidated Pool Subsidiaries
Related Party Transaction [Line Items]
Total Receivables	4,315,002	8,313,623
Total Payables	937,066
Non-consolidated Pool Subsidiaries | Blue Fin Pool
Related Party Transaction [Line Items]
Total Receivables	1,195,739	2,457,095
Non-consolidated Pool Subsidiaries | Sigma Pool
Related Party Transaction [Line Items]
Total Receivables	9,232
Non-consolidated Pool Subsidiaries | SeaLion Pool
Related Party Transaction [Line Items]
Total Receivables	485,769	1,299,135
Non-consolidated Pool Subsidiaries | Seadragon Pool
Related Party Transaction [Line Items]
Total Receivables	2,005,670	2,962,896
Non-consolidated Pool Subsidiaries | Seawolf Pool
Related Party Transaction [Line Items]
Total Receivables	579,080	15,592
Non-consolidated Pool Subsidiaries | Dorado Pool
Related Party Transaction [Line Items]
Total Receivables		1,041,740
Total Payables	937,066
Non-consolidated Pool Subsidiaries | Star Pool
Related Party Transaction [Line Items]
Total Receivables	1,364	7,186
Non-consolidated Pool Subsidiaries | Marlin Pool
Related Party Transaction [Line Items]
Total Receivables		4,595
Non-consolidated Pool Subsidiaries | SeaHorse Pool
Related Party Transaction [Line Items]
Total Receivables	$ 38,148	$ 525,384